Investments Accounted for Using Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended			5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2017 TWD ($) shares	Feb. 29, 2016 TWD ($)	Oct. 31, 2015 TWD ($)	Jun. 30, 2017 TWD ($) shares	Mar. 31, 2017 TWD ($)	Sep. 30, 2016 TWD ($)	May 31, 2017	Dec. 31, 2017 USD ($)	Sep. 30, 2015 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of associates [line items]
Gains on disposal of investments		$ 10,256			$ 53,053	$ 206,943				$ 1,868	$ 55,369	$ 217,199	$ 127,291
Investment accounted for using equity method								$ 97,761		97,761		2,401,531		$ 2,897,644
Gains on reversal of impairment loss of non-financial assets										$ 0	$ 0	$ 0	134,992
Yann Yuan Investment Co., Ltd [member]
Disclosure of associates [line items]
Percentage of ownership	32.21%									32.21%	32.21%	33.33%
Decrease of net equity on associate	$ 6,645			$ 6,645
Interest previously recognized as other comprehensive gains and losses reclassified to investment disposal gains	$ 10,425
Investment accounted for using equity method												$ 2,383,512	2,400,000	$ 2,897,644
Shares of SPIL's common stock held by associate | shares	45,900,000			45,900,000								45,900,000
ASM Advanced Packaging Materials Pte. Ltd. [member]
Disclosure of associates [line items]
Percentage of ownership							39.00%	13.70%				39.00%
Investment accounted for using equity method												$ 18,019
Carrying amount of investment					$ 0								$ 137,011
Interest distributed as capital return			39.00%										39.00%
Recognized disposal loss				$ 1,464
ACSIP Technology Corp [member]
Disclosure of associates [line items]
Gains on disposal of investments													$ 1,059
Interconnect [member]
Disclosure of associates [line items]
Carrying amount of investment									$ 0
Unrecognized share of loss due to sustained losses									$ 133,583
Gains on reversal of impairment loss of non-financial assets			$ 134,992
Recognized share of loss due to sustained losses			(133,583)
Gains on disposal of investments			$ 139,567										$ 139,567
Interconnect [member] | ASM Advanced Packaging Materials Pte. Ltd. [member]
Disclosure of associates [line items]
Proportion of ownership interest acquired			39.00%
Third Party Shareholder [Member] | ASM Advanced Packaging Materials Pte. Ltd. [member]
Disclosure of associates [line items]
Proportion of ownership interest acquired			61.00%